Equity-based compensation - Schedule of Fair Value Restricted Stock Units (Detail) - Restricted Stock Units	12 Months Ended
Dec. 31, 2016 $ / shares
Fair value of common stock (non-marketable, per share)	$ 14.83
Time to settlement date	2 years 29 days
Volatility	30.00%
Risk-free rate	1.10%